BORROWINGS - Non-Recourse Borrowings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) transaction	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 2,567	$ 2,701
Non-current	24,000	23,833
Credit facility, maximum borrowing capacity	$ 960
Brazilian electricity transmission operation
Disclosure of detailed information about borrowings [line items]
Number of transmission concessions | transaction	5
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 26,567	26,534
Increase in borrowings	33
Credit facility, maximum borrowing capacity		2,500
Non-recourse borrowings | Gross Carrying Amount:
Disclosure of detailed information about borrowings [line items]
Total	26,736
Non-recourse borrowings | Gross Carrying Amount: | 2023
Disclosure of detailed information about borrowings [line items]
Total	2,605
Non-recourse borrowings | Canadian diversified midstream operation | Gross Carrying Amount: | 2023
Disclosure of detailed information about borrowings [line items]
Total	$ 1,200
Non-recourse borrowings | Brazilian electricity transmission operation
Disclosure of detailed information about borrowings [line items]
Derecognition of borrowings		600
Non-recourse borrowings | Brazilian electricity transmission operation | Held for sale
Disclosure of detailed information about borrowings [line items]
Total		$ 400